UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2010

1.808778.106

VIPEI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.5%
Johnson Controls, Inc.	1,484,283	$ 45,270,632
Michelin CGDE:
Class B rights 10/13/10 (a)(e)	216,474	604,448
Series B (e)	216,474	16,471,800
The Goodyear Tire & Rubber Co. (a)	2,024,100	21,759,075
		84,105,955
Automobiles - 1.5%
Daimler AG (Germany) (a)	298,351	18,898,616
Fiat SpA	928,477	14,329,824
Harley-Davidson, Inc.	1,437,350	40,878,234
Thor Industries, Inc.	209,500	6,997,300
Winnebago Industries, Inc. (a)	407,511	4,246,265
		85,350,239
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,867,186	24,180,059
Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp. unit	54,900	32,114,853
Sands China Ltd.	4,370,400	7,885,758
		40,000,611
Household Durables - 2.6%
KB Home	295,900	3,352,547
Lennar Corp. Class A	603,166	9,276,693
Newell Rubbermaid, Inc.	1,898,820	33,817,984
PulteGroup, Inc. (a)	1,665,768	14,592,128
Stanley Black & Decker, Inc.	695,153	42,598,976
Techtronic Industries Co. Ltd.	4,190,500	4,120,829
Toll Brothers, Inc. (a)	170,987	3,252,173
Whirlpool Corp.	386,534	31,293,793
		142,305,123
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	844,241	11,574,544
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,013,757	15,429,382
Media - 2.2%
Belo Corp. Series A (a)	952,224	5,903,789
CC Media Holdings, Inc. Class A (a)	693,958	4,684,217
Comcast Corp.:
Class A	1,098,336	19,857,915
Class A (special) (non-vtg.)	911,000	15,496,110
The Walt Disney Co.	1,069,100	35,397,901
Time Warner, Inc.	1,256,983	38,526,529
		119,866,461
Multiline Retail - 1.7%
Kohl's Corp. (a)	501,624	26,425,552
Macy's, Inc.	1,115,100	25,747,659
Target Corp.	738,900	39,486,816
Tuesday Morning Corp. (a)	508,423	2,425,178
		94,085,205

	Shares	Value
Specialty Retail - 2.2%
Home Depot, Inc.	1,914,800	$ 60,660,864
Lowe's Companies, Inc.	922,878	20,570,951
OfficeMax, Inc. (a)	485,000	6,348,650
RadioShack Corp.	569,500	12,147,435
Staples, Inc.	946,545	19,801,721
		119,529,621
Textiles, Apparel & Luxury Goods - 0.3%
Phillips-Van Heusen Corp.	173,516	10,438,723
Warnaco Group, Inc. (a)	165,363	8,455,010
		18,893,733
TOTAL CONSUMER DISCRETIONARY		755,320,933
CONSUMER STAPLES - 4.5%
Beverages - 0.8%
Carlsberg AS Series B	163,562	17,055,475
The Coca-Cola Co.	489,229	28,629,681
		45,685,156
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	542,005	17,056,897
Kroger Co.	1,103,400	23,899,644
Walgreen Co.	752,662	25,214,177
Winn-Dixie Stores, Inc. (a)	587,020	4,185,453
		70,356,171
Food Products - 0.6%
Marine Harvest ASA (e)	4,839,000	4,249,454
Nestle SA	500,405	26,664,158
		30,913,612
Household Products - 1.0%
Kimberly-Clark Corp.	19,500	1,268,475
Procter & Gamble Co.	921,291	55,249,821
		56,518,296
Tobacco - 0.8%
Philip Morris International, Inc.	810,105	45,382,082
TOTAL CONSUMER STAPLES		248,855,317
ENERGY - 14.5%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	935,631	39,857,881
Halliburton Co.	881,701	29,157,852
Noble Corp.	1,222,502	41,308,343
Pride International, Inc. (a)	981,684	28,890,960
Transocean, Inc. (a)	124,016	7,972,989
		147,188,025
Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	485,660	27,706,903
Apache Corp.	211,880	20,713,389
BP PLC sponsored ADR	1,216,006	50,062,967
Chevron Corp.	1,678,129	136,012,355
ConocoPhillips	1,201,610	69,008,462
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.	547,190	$ 20,224,142
Devon Energy Corp.	199,500	12,915,630
Exxon Mobil Corp.	2,186,811	135,123,052
Marathon Oil Corp.	840,278	27,813,202
Occidental Petroleum Corp.	494,175	38,693,903
Royal Dutch Shell PLC Class A sponsored ADR (e)	1,482,000	89,364,600
Southwestern Energy Co. (a)	735,700	24,601,808
Ultra Petroleum Corp. (a)	142,100	5,965,358
		658,205,771
TOTAL ENERGY		805,393,796
FINANCIALS - 25.1%
Capital Markets - 4.6%
Bank of New York Mellon Corp.	1,750,499	45,740,539
Bank Sarasin & Co. Ltd. Series B (Reg.)	200,997	7,774,325
Goldman Sachs Group, Inc.	381,494	55,156,403
Morgan Stanley	2,915,477	71,953,972
State Street Corp.	903,680	34,032,589
UBS AG (a)	640,888	10,913,811
UBS AG (NY Shares) (a)	1,764,621	30,051,496
		255,623,135
Commercial Banks - 7.9%
Associated Banc-Corp.	2,093,457	27,612,698
Barclays PLC	2,779,320	13,064,028
BB&T Corp.	1,089,498	26,235,112
Comerica, Inc.	475,700	17,672,255
Huntington Bancshares, Inc.	1,630,500	9,244,935
KeyCorp	2,936,900	23,377,724
Marshall & Ilsley Corp.	877,601	6,178,311
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,449,325	15,970,375
Mizuho Financial Group, Inc.	4,219,900	6,121,611
PNC Financial Services Group, Inc.	2,046,430	106,230,181
U.S. Bancorp, Delaware	1,357,538	29,349,972
Wells Fargo & Co.	6,313,609	158,660,994
		439,718,196
Consumer Finance - 1.8%
American Express Co.	638,754	26,846,831
Capital One Financial Corp.	575,850	22,774,868
Discover Financial Services	2,519,369	42,023,075
SLM Corp. (a)	904,032	10,441,570
		102,086,344
Diversified Financial Services - 7.6%
Bank of America Corp.	11,197,879	146,804,194
Citigroup, Inc. (a)	15,129,718	59,005,900
CME Group, Inc.	38,534	10,036,180

	Shares	Value
JPMorgan Chase & Co.	4,546,012	$ 173,066,672
Moody's Corp. (e)	1,424,329	35,579,738
		424,492,684
Insurance - 1.3%
Berkshire Hathaway, Inc. Class B (a)	118,700	9,814,116
First American Financial Corp.	485,420	7,252,175
Hartford Financial Services Group, Inc.	539,061	12,371,450
Marsh & McLennan Companies, Inc.	422,876	10,199,769
Montpelier Re Holdings Ltd.	443,958	7,689,353
Unum Group	824,030	18,252,265
XL Capital Ltd. Class A	418,777	9,070,710
		74,649,838
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	136,475	11,343,802
HCP, Inc.	1,005,295	36,170,514
Segro PLC	1,278,288	5,482,185
		52,996,501
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	1,954,291	35,724,439
Indiabulls Real Estate Ltd. (a)	2,750,085	10,554,230
Unite Group PLC (a)	683,979	2,363,893
		48,642,562
TOTAL FINANCIALS		1,398,209,260
HEALTH CARE - 8.7%
Biotechnology - 1.3%
Amgen, Inc. (a)	719,822	39,669,390
Cephalon, Inc. (a)	153,200	9,565,808
Gilead Sciences, Inc. (a)	674,065	24,003,455
		73,238,653
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	205,200	16,709,436
CareFusion Corp. (a)	1,109,900	27,569,916
Covidien PLC	268,900	10,807,091
Stryker Corp.	454,900	22,767,745
		77,854,188
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	707,500	24,840,325
Pharmaceuticals - 5.5%
Johnson & Johnson	869,966	53,903,093
Merck & Co., Inc.	2,450,572	90,205,555
Pfizer, Inc.	7,516,615	129,060,280
Sanofi-Aventis	482,909	32,148,757
		305,317,685
TOTAL HEALTH CARE		481,250,851
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.7%
Goodrich Corp.	128,142	$ 9,447,910
Honeywell International, Inc.	1,034,925	45,474,605
Spirit AeroSystems Holdings, Inc. Class A (a)	696,382	13,878,893
The Boeing Co.	418,684	27,859,233
United Technologies Corp.	728,589	51,897,394
		148,558,035
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	120,914	5,019,140
Masco Corp.	1,314,200	14,469,342
		19,488,482
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	355,000	7,589,900
Republic Services, Inc.	139,600	4,256,404
		11,846,304
Construction & Engineering - 0.7%
Fluor Corp.	337,000	16,691,610
KBR, Inc.	978,474	24,109,599
		40,801,209
Industrial Conglomerates - 3.6%
General Electric Co.	5,615,368	91,249,730
Koninklijke Philips Electronics NV unit	413,300	12,944,556
Rheinmetall AG	305,033	20,170,277
Siemens AG sponsored ADR	428,200	45,132,280
Textron, Inc.	823,200	16,924,992
Tyco International Ltd.	380,936	13,991,779
		200,413,614
Machinery - 2.3%
Briggs & Stratton Corp.	1,203,409	22,876,805
Caterpillar, Inc.	101,800	8,009,624
Cummins, Inc.	349,500	31,657,710
Ingersoll-Rand Co. Ltd.	673,888	24,064,540
Kennametal, Inc.	481,691	14,898,703
Navistar International Corp. (a)	267,070	11,654,935
Parker Hannifin Corp.	40,300	2,823,418
SPX Corp.	145,800	9,226,224
		125,211,959
Road & Rail - 0.7%
CSX Corp.	355,000	19,638,600
Union Pacific Corp.	235,000	19,223,000
		38,861,600
TOTAL INDUSTRIALS		585,181,203
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	887,303	19,431,936

	Shares	Value
Comverse Technology, Inc. (a)	1,623,693	$ 10,927,454
Motorola, Inc. (a)	947,993	8,086,380
		38,445,770
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	1,051,120	44,220,618
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	681,481	22,741,021
Arrow Electronics, Inc. (a)	725,500	19,392,615
Avnet, Inc. (a)	874,654	23,624,405
Tyco Electronics Ltd.	988,636	28,887,944
		94,645,985
IT Services - 0.3%
CoreLogic, Inc. (a)	289,320	5,543,371
MoneyGram International, Inc. (a)	438,950	1,071,038
Visa, Inc. Class A	122,676	9,109,920
		15,724,329
Office Electronics - 0.3%
Xerox Corp.	1,705,878	17,655,837
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	219,219	6,879,092
Applied Materials, Inc.	1,757,400	20,526,432
Intel Corp.	2,818,700	54,203,601
Micron Technology, Inc. (a)	1,507,800	10,871,238
National Semiconductor Corp.	1,433,347	18,303,841
Samsung Electronics Co. Ltd.	12,977	8,842,914
Teradyne, Inc. (a)	1,659,200	18,483,488
Varian Semiconductor Equipment Associates, Inc. (a)	350,600	10,090,268
		148,200,874
TOTAL INFORMATION TECHNOLOGY		358,893,413
MATERIALS - 3.0%
Chemicals - 2.0%
Celanese Corp. Class A	471,412	15,132,325
Clariant AG (Reg.) (a)	1,478,445	21,624,769
Dow Chemical Co.	668,800	18,365,248
E.I. du Pont de Nemours & Co.	790,000	35,249,800
Monsanto Co.	272,449	13,058,481
Wacker Chemie AG	58,400	10,776,913
		114,207,536
Construction Materials - 0.2%
HeidelbergCement AG	192,600	9,282,586
Metals & Mining - 0.6%
Alcoa, Inc.	1,126,371	13,640,353
Commercial Metals Co.	442,971	6,418,650
Freeport-McMoRan Copper & Gold, Inc.	135,551	11,574,700
		31,633,703
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	687,780	$ 10,839,413
TOTAL MATERIALS		165,963,238
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	4,838,369	138,377,353
Frontier Communications Corp.	813,303	6,644,686
Qwest Communications International, Inc.	6,714,900	42,102,423
Telenet Group Holding NV	41,373	1,388,200
Verizon Communications, Inc.	2,666,517	86,901,789
		275,414,451
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	6,186,978	28,645,708
TOTAL TELECOMMUNICATION SERVICES		304,060,159
UTILITIES - 3.9%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	921,509	22,595,401
American Electric Power Co., Inc.	1,349,079	48,877,132
Entergy Corp.	305,059	23,346,165
FirstEnergy Corp.	1,126,700	43,423,018
PPL Corp.	156,100	4,250,603
		142,492,319
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	2,879,421	32,681,428
Multi-Utilities - 0.8%
Alliant Energy Corp.	407,415	14,809,535
CMS Energy Corp.	507,324	9,141,978
PG&E Corp.	190,192	8,638,521
Public Service Enterprise Group, Inc.	338,179	11,186,961
		43,776,995
TOTAL UTILITIES		218,950,742
TOTAL COMMON STOCKS (Cost $5,359,000,927)		5,322,078,912
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	111,700	6,478,600
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	9,495,000

	Shares	Value
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	87,000	$ 10,310,370
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	310,900	7,325,581
XL Capital Ltd. 10.75%	494,600	15,570,008
		22,895,589
TOTAL FINANCIALS		42,700,959
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	121,900	6,914,168
TOTAL CONVERTIBLE PREFERRED STOCKS		56,093,727
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	82,700	9,982,039
TOTAL PREFERRED STOCKS (Cost $58,626,548)		66,075,766
Corporate Bonds - 2.3%
	Principal Amount
Convertible Bonds - 2.1%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 10,390,000	15,498,763
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (f)	9,530,000	8,797,381
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (f)	2,030,000	1,872,675
Media - 0.9%
Liberty Global, Inc. 4.5% 11/15/16 (f)	3,400,000	4,573,170
Liberty Media Corp.:
3.5% 1/15/31	254,655	182,362
4% 11/15/29	4,750,000	2,713,438
3.5% 1/15/31 (f)	9,306,795	6,664,726
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	22,670,000	15,947,892
0% 2/28/21	3,490,000	2,455,145
Virgin Media, Inc. 6.5% 11/15/16	12,614,000	18,625,832
		51,162,565
TOTAL CONSUMER DISCRETIONARY		77,331,384
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	$ 10,438,000	$ 12,695,218
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	1,930,000	1,886,961
UAL Corp.:
4.5% 6/30/21 (f)	8,490,000	8,555,373
4.5% 6/30/21	280,000	282,156
		10,724,490
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	6,316,000	6,215,576
6% 5/1/15	2,798,000	2,753,512
Micron Technology, Inc. 1.875% 6/1/14	5,570,000	4,978,188
		13,947,276
TOTAL CONVERTIBLE BONDS		114,698,368
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	10,842,813
TOTAL CORPORATE BONDS (Cost $112,613,893)		125,541,181
Money Market Funds - 0.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(c) (Cost $24,953,800)	24,953,800	$ 24,953,800
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,555,195,168)		5,538,649,659
NET OTHER ASSETS (LIABILITIES) - 0.4%		19,812,538
NET ASSETS - 100%		$ 5,558,462,197
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,322,011 or 1.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,814
Fidelity Securities Lending Cash Central Fund	669,164
Total	$ 688,978
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 765,302,972	$ 733,188,119	$ 32,114,853	$ -
Consumer Staples	248,855,317	248,855,317	-	-
Energy	811,872,396	811,872,396	-	-
Financials	1,440,910,219	1,393,174,818	47,735,401	-
Health Care	481,250,851	449,102,094	32,148,757	-
Industrials	585,181,203	585,181,203	-	-
Information Technology	358,893,413	358,893,413	-	-
Materials	165,963,238	165,963,238	-	-
Telecommunication Services	304,060,159	304,060,159	-	-
Utilities	225,864,910	218,950,742	6,914,168	-
Corporate Bonds	125,541,181	-	125,541,181	-
Money Market Funds	24,953,800	24,953,800	-	-
Total Investments in Securities:	$ 5,538,649,659	$ 5,294,195,299	$ 244,454,360	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $5,587,683,531. Net unrealized depreciation aggregated $49,033,872, of which $988,914,795 related to appreciated investment securities and $1,037,948,667 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2010

1.808779.106

VIPGRWT-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Gentex Corp.	405,800	$ 7,917,158
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	89,600	6,283,943
Harley-Davidson, Inc.	955,821	27,183,549
		33,467,492
Diversified Consumer Services - 0.7%
Navitas Ltd.	2,440,338	10,025,549
Strayer Education, Inc. (c)	44,232	7,718,484
Universal Technical Institute, Inc.	407,333	7,963,360
		25,707,393
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	13,893	2,389,596
Denny's Corp. (a)	1,076,027	3,346,444
Home Inns & Hotels Management, Inc. sponsored ADR (a)	54,772	2,707,928
Marriott International, Inc. Class A	213,213	7,639,422
McDonald's Corp.	572,800	42,679,328
Starbucks Corp.	1,322,073	33,818,627
Starwood Hotels & Resorts Worldwide, Inc.	279,900	14,708,745
The Cheesecake Factory, Inc. (a)	558,625	14,786,804
		122,076,894
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	272,299	14,513,537
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	525,557	82,543,982
Media - 1.8%
DIRECTV (a)	405,000	16,860,150
Discovery Communications, Inc.Class C (a)	444,191	16,963,654
Interpublic Group of Companies, Inc. (a)	1,581,443	15,861,873
McGraw-Hill Companies, Inc.	402,710	13,313,593
		62,999,270
Multiline Retail - 1.3%
Dollarama, Inc.	718,740	18,898,583
Dollarama, Inc. (d)	128,200	3,370,897
Target Corp.	436,024	23,301,123
		45,570,603
Specialty Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	89,000	3,863,490
Lowe's Companies, Inc.	1,251,691	27,900,192
Ross Stores, Inc.	303,509	16,577,662
TJX Companies, Inc.	476,150	21,250,575
Urban Outfitters, Inc. (a)	348,394	10,953,507
Vitamin Shoppe, Inc.	806,632	22,142,048
		102,687,474
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	498,100	21,398,376
lululemon athletica, Inc. (a)	629,600	28,155,712

	Shares	Value
LVMH Moet Hennessy - Louis Vuitton	28,981	$ 4,251,566
Polo Ralph Lauren Corp. Class A	250,600	22,518,916
		76,324,570
TOTAL CONSUMER DISCRETIONARY		573,808,373
CONSUMER STAPLES - 5.3%
Beverages - 0.7%
The Coca-Cola Co.	447,541	26,190,099
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	69,600	4,488,504
Walgreen Co.	582,569	19,516,062
Whole Foods Market, Inc. (a)	758,362	28,142,814
		52,147,380
Food Products - 0.9%
Diamond Foods, Inc. (c)	432,549	17,730,184
Mead Johnson Nutrition Co. Class A	224,969	12,802,986
		30,533,170
Household Products - 1.3%
Colgate-Palmolive Co.	426,649	32,792,242
Procter & Gamble Co.	249,545	14,965,214
		47,757,456
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	149,676	9,464,013
Herbalife Ltd.	377,907	22,806,687
		32,270,700
TOTAL CONSUMER STAPLES		188,898,805
ENERGY - 6.2%
Energy Equipment & Services - 1.8%
Halliburton Co.	675,500	22,338,785
National Oilwell Varco, Inc.	85,300	3,793,291
Oceaneering International, Inc. (a)	65,900	3,549,374
Schlumberger Ltd.	541,233	33,345,365
		63,026,815
Oil, Gas & Consumable Fuels - 4.4%
Concho Resources, Inc. (a)	141,092	9,336,058
Denbury Resources, Inc. (a)	849,901	13,504,927
Exxon Mobil Corp.	1,731,934	107,016,202
Southwestern Energy Co. (a)	411,474	13,759,691
Whiting Petroleum Corp. (a)	158,200	15,109,682
		158,726,560
TOTAL ENERGY		221,753,375
FINANCIALS - 5.2%
Capital Markets - 0.8%
BlackRock, Inc. Class A	72,709	12,378,707
Charles Schwab Corp.	855,448	11,890,727
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	25,158	$ 3,637,344
JMP Group, Inc.	127,100	775,310
		28,682,088
Commercial Banks - 1.6%
M&T Bank Corp. (c)	88,785	7,263,501
PNC Financial Services Group, Inc.	78,915	4,096,478
Wells Fargo & Co.	1,835,260	46,120,084
		57,480,063
Consumer Finance - 1.2%
American Express Co.	1,027,200	43,173,216
Diversified Financial Services - 0.9%
CME Group, Inc.	22,107	5,757,768
JPMorgan Chase & Co.	754,998	28,742,774
		34,500,542
Insurance - 0.5%
AFLAC, Inc.	321,900	16,645,449
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	436,297	7,975,509
TOTAL FINANCIALS		188,456,867
HEALTH CARE - 13.1%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	176,642	11,368,679
Clinical Data, Inc. (a)(c)	724,921	12,229,417
Human Genome Sciences, Inc. (a)	396,700	11,817,693
Incyte Corp. (a)	734,200	11,739,858
United Therapeutics Corp. (a)	806,660	45,181,027
		92,336,674
Health Care Equipment & Supplies - 1.5%
AGA Medical Holdings, Inc. (c)	801,896	11,194,468
C. R. Bard, Inc.	36,000	2,931,480
DENTSPLY International, Inc.	61,814	1,976,194
Edwards Lifesciences Corp. (a)	269,112	18,043,960
NuVasive, Inc. (a)(c)	369,083	12,969,577
Sonova Holding AG Class B	51,697	6,314,459
		53,430,138
Health Care Providers & Services - 3.4%
Emergency Medical Services Corp. Class A (a)	208,400	11,097,300
Express Scripts, Inc. (a)	1,018,410	49,596,567
Henry Schein, Inc. (a)	99,019	5,800,533
Medco Health Solutions, Inc. (a)	691,306	35,989,390
VCA Antech, Inc. (a)	914,488	19,286,552
		121,770,342
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	692,969	34,094,075

	Shares	Value
Life Technologies Corp. (a)	364,890	$ 17,036,714
QIAGEN NV (a)	444,130	7,878,866
		59,009,655
Pharmaceuticals - 4.0%
Allergan, Inc.	123,700	8,229,761
Novo Nordisk AS Series B	512,963	50,766,416
Perrigo Co.	435,490	27,967,168
Teva Pharmaceutical Industries Ltd. sponsored ADR	321,203	16,943,458
Valeant Pharmaceuticals International, Inc.	1,493,719	37,678,744
		141,585,547
TOTAL HEALTH CARE		468,132,356
INDUSTRIALS - 14.0%
Aerospace & Defense - 5.9%
Esterline Technologies Corp. (a)	316,767	18,128,575
Goodrich Corp.	404,979	29,859,102
Honeywell International, Inc.	745,307	32,748,790
Precision Castparts Corp.	245,700	31,289,895
TransDigm Group, Inc.	130,148	8,075,683
United Technologies Corp.	1,290,900	91,950,807
		212,052,852
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	276,000	19,297,920
Airlines - 0.4%
Southwest Airlines Co.	1,176,908	15,382,188
Building Products - 0.3%
Lennox International, Inc.	209,322	8,726,634
Commercial Services & Supplies - 1.0%
Higher One Holdings, Inc. (a)(c)	559,700	9,229,453
Republic Services, Inc.	729,800	22,251,602
Waste Connections, Inc. (a)	142,300	5,643,618
		37,124,673
Construction & Engineering - 0.1%
Fluor Corp.	75,600	3,744,468
Electrical Equipment - 0.9%
Acuity Brands, Inc.	217,600	9,626,624
AMETEK, Inc.	406,800	19,432,836
Crompton Greaves Ltd.	576,754	4,046,466
		33,105,926
Industrial Conglomerates - 1.0%
3M Co.	400,188	34,700,301
Machinery - 2.6%
Cummins, Inc.	347,234	31,452,456
Danaher Corp.	483,168	19,621,452
Gardner Denver, Inc.	150,725	8,090,918
Ingersoll-Rand Co. Ltd.	215,347	7,690,041
PACCAR, Inc.	250,300	12,051,945
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
WABCO Holdings, Inc. (a)	90,554	$ 3,797,835
Weg SA	920,400	10,113,450
		92,818,097
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)(c)	97,726	3,661,793
CoStar Group, Inc. (a)	43,900	2,138,369
IHS, Inc. Class A (a)	60,702	4,127,736
Robert Half International, Inc.	662,050	17,213,300
		27,141,198
Road & Rail - 0.5%
Union Pacific Corp.	201,132	16,452,598
TOTAL INDUSTRIALS		500,546,855
INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 12.6%
Cisco Systems, Inc. (a)	7,678,102	168,150,434
DG FastChannel, Inc. (a)	198,972	4,327,641
Juniper Networks, Inc. (a)	3,562,138	108,110,888
Polycom, Inc. (a)	540,519	14,745,358
QUALCOMM, Inc.	3,097,803	139,772,871
Riverbed Technology, Inc. (a)	323,831	14,760,217
		449,867,409
Computers & Peripherals - 7.7%
Apple, Inc. (a)	797,352	226,248,629
EMC Corp. (a)	618,985	12,571,585
NetApp, Inc. (a)	782,100	38,940,759
		277,760,973
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	1,431,946	47,784,038
Corning, Inc.	377,967	6,909,237
IPG Photonics Corp. (a)	124,842	3,013,686
Keyence Corp.	15,800	3,445,666
		61,152,627
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	341,575	35,052,427
eBay, Inc. (a)	982,251	23,966,924
Google, Inc. Class A (a)	167,293	87,960,986
KIT Digital, Inc. (a)(c)	414,301	4,967,469
The Knot, Inc. (a)	393,317	3,590,984
VeriSign, Inc. (a)	951,118	30,188,485
WebMD Health Corp. (a)	647,450	32,288,332
		218,015,607
IT Services - 2.7%
Accenture PLC Class A	187,435	7,964,113

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	540,400	$ 34,839,588
Fidelity National Information Services, Inc.	121,200	3,288,156
MasterCard, Inc. Class A	70,814	15,862,336
RightNow Technologies, Inc. (a)	219,056	4,315,403
Visa, Inc. Class A	410,593	30,490,636
		96,760,232
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC	806,300	5,016,144
ARM Holdings PLC sponsored ADR (c)	1,642,854	30,819,941
Avago Technologies Ltd. (a)	873,509	19,662,688
Monolithic Power Systems, Inc. (a)	976,229	15,941,820
		71,440,593
Software - 3.7%
Citrix Systems, Inc. (a)	508,884	34,726,244
Concur Technologies, Inc. (a)	78,159	3,864,181
Fortinet, Inc. (c)	389,699	9,742,475
Informatica Corp. (a)	152,600	5,861,366
Kingdee International Software Group Co. Ltd.	8,534,000	3,992,579
Oracle Corp.	722,431	19,397,272
Red Hat, Inc. (a)	204,900	8,400,900
Salesforce.com, Inc. (a)	141,579	15,828,532
Solera Holdings, Inc.	51,020	2,253,043
VanceInfo Technologies, Inc. ADR (a)(c)	247,715	8,011,103
VMware, Inc. Class A (a)	247,800	21,048,132
		133,125,827
TOTAL INFORMATION TECHNOLOGY		1,308,123,268
MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	462,200	38,279,404
Ecolab, Inc.	82,493	4,185,695
Sherwin-Williams Co.	94,798	7,123,122
		49,588,221
Metals & Mining - 0.8%
Consolidated Thompson Iron Mines Ltd. (a)	2,085,100	17,876,629
Newmont Mining Corp.	172,700	10,847,287
		28,723,916
TOTAL MATERIALS		78,312,137
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Syniverse Holdings, Inc. (a)	425,842	9,653,838
Vivo Participacoes SA sponsored ADR	989,700	26,890,149
		36,543,987
TOTAL COMMON STOCKS (Cost $3,061,543,563)		3,564,576,023
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	18,537,693	$ 18,537,693
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	50,276,427	50,276,427
TOTAL MONEY MARKET FUNDS (Cost $68,814,120)		68,814,120
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,130,357,683)		3,633,390,143
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(51,550,086)
NET ASSETS - 100%		$ 3,581,840,057
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,370,897 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,164
Fidelity Securities Lending Cash Central Fund	479,045
Total	$ 569,209
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 573,808,373	$ 573,808,373	$ -	$ -
Consumer Staples	188,898,805	188,898,805	-	-
Energy	221,753,375	221,753,375	-	-
Financials	188,456,867	188,456,867	-	-
Health Care	468,132,356	417,365,940	50,766,416	-
Industrials	500,546,855	500,546,855	-	-
Information Technology	1,308,123,268	1,299,661,458	8,461,810	-
Materials	78,312,137	78,312,137	-	-
Telecommunication Services	36,543,987	36,543,987	-	-
Money Market Funds	68,814,120	68,814,120	-	-
Total Investments in Securities:	$ 3,633,390,143	$ 3,574,161,917	$ 59,228,226	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $3,147,640,489. Net unrealized appreciation aggregated $485,749,654, of which $629,316,886 related to appreciated investment securities and $143,567,232 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2010

1.808795.106

VIPHI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.8%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 1,040,000	$ 722,800
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	2,230,000	1,971,097
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	2,902,600	2,630,481
TOTAL CONVERTIBLE BONDS		5,324,378
Nonconvertible Bonds - 88.3%
Aerospace - 1.2%
Alliant Techsystems, Inc. 6.875% 9/15/20	2,075,000	2,106,125
BE Aerospace, Inc.:
6.875% 10/1/20	1,375,000	1,405,938
8.5% 7/1/18	3,730,000	4,065,700
Esterline Technologies Corp. 7% 8/1/20 (c)	2,015,000	2,090,563
Sequa Corp.:
11.75% 12/1/15 (c)	3,750,000	4,003,125
13.5% 12/1/15 pay-in-kind (c)	1,345,605	1,456,617
		15,128,068
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (c)	5,145,000	5,235,038
American Airlines, Inc. 10.5% 10/15/12 (c)	1,990,000	2,154,175
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	475,729	404,370
8.608% 10/1/12	535,000	540,350
10.375% 7/2/19	1,864,012	2,218,174
AMR Corp. 9% 8/1/12	1,980,000	1,930,500
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	387,913	384,034
9.798% 4/1/21	3,696,909	3,770,847
6.75% 9/15/15 (c)	4,090,000	4,151,350
Continental Airlines, Inc. 9.25% 5/10/17	1,075,000	1,134,125
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,129,172	2,145,141
8.954% 8/10/14	1,809,098	1,890,508
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	918,557	927,743
United Air Lines, Inc.:
9.875% 8/1/13 (c)	795,000	862,575
12% 11/1/13 (c)	1,005,000	1,113,038

	Principal Amount	Value
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	$ 2,765,445	$ 2,571,864
9.75% 1/15/17	2,326,969	2,600,388
12% 1/15/16 (c)	848,353	933,189
		34,967,409
Automotive - 3.9%
Accuride Corp. 9.5% 8/1/18 (c)	2,710,000	2,845,500
American Axle & Manufacturing, Inc. 7.875% 3/1/17	1,285,000	1,259,300
ArvinMeritor, Inc.:
8.125% 9/15/15	3,250,000	3,290,625
10.625% 3/15/18	710,000	784,550
Ford Motor Co. 7.45% 7/16/31	2,390,000	2,491,575
Ford Motor Credit Co. LLC:
5.625% 9/15/15	3,510,000	3,602,138
6.625% 8/15/17	3,200,000	3,400,000
7% 4/15/15	3,380,000	3,618,290
8% 6/1/14	1,840,000	2,022,160
8% 12/15/16	4,870,000	5,507,059
12% 5/15/15	3,495,000	4,394,963
General Motors Acceptance Corp. 6.875% 8/28/12	4,155,000	4,326,602
Navistar International Corp. 8.25% 11/1/21	4,720,000	5,026,800
Tenneco, Inc. 7.75% 8/15/18 (c)	1,685,000	1,733,444
The Goodyear Tire & Rubber Co. 8.25% 8/15/20	2,410,000	2,521,463
		46,824,469
Banks and Thrifts - 3.4%
Ally Financial, Inc. 7.5% 9/15/20 (c)	3,190,000	3,357,475
Bank of America Corp.:
8% (e)	995,000	1,021,069
8.125% (e)	1,320,000	1,359,600
CIT Group, Inc.:
7% 5/1/13	372,017	372,947
7% 5/1/14	3,723,026	3,704,411
7% 5/1/15	4,718,026	4,682,641
7% 5/1/16	4,920,044	4,827,793
7% 5/1/17	5,417,062	5,295,178
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	4,050,000	3,862,688
GMAC LLC:
6.75% 12/1/14	4,400,000	4,587,000
8% 12/31/18	2,415,000	2,475,375
8% 11/1/31	2,275,000	2,428,563
Zions Bancorp. 7.75% 9/23/14	3,225,000	3,418,016
		41,392,756
Broadcasting - 1.6%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,210,513
Belo Corp. 8% 11/15/16	2,190,000	2,337,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.:
5.5% 9/15/14	$ 3,360,000	$ 2,154,600
11% 8/1/16 pay-in-kind (e)	2,318,662	1,742,011
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (c)	2,390,000	2,491,575
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(e)	7,266,881	6,924,126
Univision Communications, Inc. 12% 7/1/14 (c)	1,975,000	2,157,688
		20,018,338
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (c)	3,080,000	3,033,800
Texas Industries, Inc. 9.25% 8/15/20 (c)	1,970,000	2,048,800
		5,082,600
Cable TV - 4.0%
Cablevision Systems Corp.:
7.75% 4/15/18	1,635,000	1,729,013
8.625% 9/15/17	4,525,000	4,977,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25% 10/30/17 (c)	3,770,000	3,807,700
7.875% 4/30/18 (c)	985,000	1,026,863
8.125% 4/30/20 (c)	2,345,000	2,491,563
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	7,435,000	7,583,700
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	2,137,796	2,538,633
CSC Holdings LLC:
8.5% 4/15/14	2,370,000	2,607,000
8.5% 6/15/15	3,680,000	4,020,400
8.625% 2/15/19	1,940,000	2,192,200
Insight Communications, Inc. 9.375% 7/15/18 (c)	4,355,000	4,681,625
Kabel Deutschland GmbH 10.625% 7/1/14	5,050,000	5,283,563
UPC Germany GmbH 8.125% 12/1/17 (c)	2,880,000	2,988,000
Videotron Ltd. 9.125% 4/15/18	2,010,000	2,261,250
		48,189,010
Capital Goods - 1.6%
Aircastle Ltd. 9.75% 8/1/18 (c)	2,575,000	2,671,563
Amsted Industries, Inc. 8.125% 3/15/18 (c)	3,960,000	4,128,300
Coleman Cable, Inc. 9% 2/15/18	2,815,000	2,881,997

	Principal Amount	Value
RBS Global, Inc./Rexnord Corp.:
8.5% 5/1/18	$ 2,640,000	$ 2,692,800
11.75% 8/1/16	2,145,000	2,295,150
SPX Corp. 6.875% 9/1/17 (c)	3,935,000	4,185,660
		18,855,470
Chemicals - 2.6%
Celanese US Holdings LLC 6.625% 10/15/18 (c)	1,460,000	1,500,150
Huntsman International LLC:
5.5% 6/30/16	3,245,000	3,082,750
7.875% 11/15/14	1,050,000	1,092,000
8.625% 3/15/20	715,000	722,150
8.625% 3/15/21 (c)	485,000	499,550
LBI Escrow Corp. 8% 11/1/17 (c)	4,300,000	4,692,590
Lyondell Chemical Co. 11% 5/1/18	7,280,000	8,053,500
NOVA Chemicals Corp.:
3.7476% 11/15/13 (e)	5,325,000	5,072,063
6.5% 1/15/12	2,320,000	2,407,000
8.375% 11/1/16	1,990,000	2,099,450
8.625% 11/1/19	1,985,000	2,118,988
		31,340,191
Containers - 1.3%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	390,000	390,000
Berry Plastics Corp.:
5.2759% 2/15/15 (e)	1,980,000	1,861,200
8.25% 11/15/15	3,880,000	3,947,900
8.875% 9/15/14	2,490,000	2,402,850
9.5% 5/15/18	4,465,000	4,230,588
Crown Cork & Seal, Inc. 7.375% 12/15/26	3,648,000	3,565,920
		16,398,458
Diversified Financial Services - 6.0%
GMAC, Inc. 8% 3/15/20 (c)	7,970,000	8,727,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	4,405,000	4,432,531
8% 1/15/18	4,925,000	4,955,781
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	1,275,000	828,750
Ineos Finance PLC 9% 5/15/15 (c)	2,505,000	2,623,988
International Lease Finance Corp.:
5.625% 9/20/13	1,530,000	1,501,313
5.65% 6/1/14	1,315,000	1,275,550
6.375% 3/25/13	360,000	361,800
6.5% 9/1/14 (c)	1,995,000	2,124,675
6.625% 11/15/13	1,640,000	1,652,300
6.75% 9/1/16 (c)	1,995,000	2,129,663
8.625% 9/15/15 (c)	5,070,000	5,424,900
8.75% 3/15/17 (c)	7,300,000	7,865,750
8.875% 9/1/17	5,995,000	6,489,588
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
National Money Mart Co. 10.375% 12/15/16	$ 3,010,000	$ 3,198,125
Nuveen Investments, Inc.:
5.5% 9/15/15	2,450,000	1,935,500
10.5% 11/15/15	1,025,000	1,017,313
Offshore Group Investment Ltd. 11.5% 8/1/15 (c)	3,820,000	4,030,100
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	3,055,000	3,253,575
SLM Corp. 8% 3/25/20	5,650,000	5,494,625
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	3,225,000	3,644,250
		72,967,227
Diversified Media - 4.1%
Affinion Group, Inc. 11.5% 10/15/15	5,340,000	5,633,700
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(e)	3,415,000	3,654,050
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17	560,000	593,600
9.25% 12/15/17	3,780,000	4,035,150
Entravision Communication Corp. 8.75% 8/1/17 (c)	1,230,000	1,254,600
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	521,850
10% 7/15/17	1,120,000	1,310,400
Liberty Media Corp. 8.25% 2/1/30	255,000	246,075
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	9,400,000	9,376,500
7.75% 10/15/18 (c)	2,620,000	2,600,795
10% 8/1/14	5,140,000	5,397,000
11.5% 5/1/16	2,275,000	2,584,855
11.625% 2/1/14	4,320,000	4,908,384
Quebecor Media, Inc.:
7.75% 3/15/16	3,905,000	4,022,150
7.75% 3/15/16	3,585,000	3,692,550
		49,831,659
Electric Utilities - 5.4%
AES Corp.:
7.75% 3/1/14	905,000	963,825
7.75% 10/15/15	3,745,000	4,025,875
8% 10/15/17	2,060,000	2,235,100
9.75% 4/15/16	3,010,000	3,461,500
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	5,775,000	6,179,250
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	3,190,000	2,496,175

	Principal Amount	Value
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	$ 4,445,000	$ 4,422,775
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	2,075,000	2,007,563
9.875% 10/15/20 (c)	2,005,000	1,929,813
Intergen NV 9% 6/30/17 (c)	4,225,000	4,467,938
Mirant Americas Generation LLC:
8.5% 10/1/21	5,990,000	5,750,400
9.125% 5/1/31	5,640,000	5,343,900
NRG Energy, Inc. 7.375% 2/1/16	3,710,000	3,812,025
NSG Holdings II, LLC 7.75% 12/15/25 (c)	10,695,000	9,732,450
Otter Tail Corp. 9% 12/15/16	2,460,000	2,632,200
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,217,200
		65,677,989
Energy - 7.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	2,110,000	2,305,129
6.375% 9/15/17	1,004,000	1,106,389
Antero Resources Finance Corp. 9.375% 12/1/17	3,240,000	3,430,188
Continental Resources, Inc. 7.125% 4/1/21 (c)	1,210,000	1,258,400
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	3,745,000	3,894,800
Denbury Resources, Inc. 9.75% 3/1/16	3,675,000	4,116,000
Drummond Co., Inc. 7.375% 2/15/16	5,510,000	5,578,875
Edgen Murray Corp. 12.25% 1/15/15	5,015,000	3,623,338
Energy Transfer Equity LP 7.5% 10/15/20	2,655,000	2,787,750
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,808,000
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	1,905,000	1,581,150
Inergy LP/Inergy Finance Corp. 7% 10/1/18 (c)	2,290,000	2,341,525
LINN Energy LLC:
7.75% 2/1/21 (c)	2,390,000	2,404,938
8.625% 4/15/20 (c)	3,055,000	3,238,300
OPTI Canada, Inc. 8.25% 12/15/14	4,525,000	3,405,063
Pan American Energy LLC 7.875% 5/7/21 (c)	4,125,000	4,290,000
Parker Drilling Co. 9.125% 4/1/18 (c)	2,605,000	2,683,150
Petrohawk Energy Corp.:
7.25% 8/15/18 (c)	2,430,000	2,478,600
7.875% 6/1/15	770,000	806,575
10.5% 8/1/14	725,000	819,250
Pioneer Natural Resources Co.:
6.65% 3/15/17	3,365,000	3,558,488
7.5% 1/15/20	3,360,000	3,696,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
7% 3/15/17	$ 2,680,000	$ 2,750,216
7.625% 6/1/18	3,140,000	3,281,300
10% 3/1/16	2,407,000	2,737,963
Quicksilver Resources, Inc.:
7.125% 4/1/16	4,920,000	4,858,500
9.125% 8/15/19	2,080,000	2,277,600
11.75% 1/1/16	2,250,000	2,638,125
Range Resources Corp. 6.75% 8/1/20	2,955,000	3,080,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 7.875% 10/15/18 (c)	2,660,000	2,793,000
		86,629,200
Entertainment/Film - 0.3%
MCE Finance Ltd. 10.25% 5/15/18 (c)	3,125,000	3,480,469
Environmental - 0.3%
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (c)	3,145,000	3,404,463
Food and Drug Retail - 0.3%
Albertsons, Inc. 7.75% 6/15/26	435,000	368,663
SUPERVALU, Inc. 8% 5/1/16	1,640,000	1,652,300
Tops Markets LLC 10.125% 10/15/15 (c)	1,870,000	1,972,850
		3,993,813
Food/Beverage/Tobacco - 0.3%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	1,365,000	1,341,113
NBTY, Inc. 9% 10/1/18 (c)	1,655,000	1,746,025
		3,087,138
Gaming - 2.4%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (c)(e)	1,010,000	580,750
8% 11/15/13 (c)	3,410,000	1,994,850
Las Vegas Sands Corp. 6.375% 2/15/15	1,295,000	1,306,331
MGM Mirage, Inc.:
6.625% 7/15/15	3,655,000	3,061,063
7.5% 6/1/16	1,325,000	1,116,313
Scientific Games Corp.:
7.875% 6/15/16 (c)	5,230,000	5,262,426
9.25% 6/15/19	1,170,000	1,246,050
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	5,205,000	5,126,925

	Principal Amount	Value
7.25% 5/1/12	$ 2,075,000	$ 2,043,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (c)	6,525,000	6,949,125
		28,687,708
Healthcare - 6.0%
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (e)	995,000	1,099,475
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	8,375,000	9,065,938
HCA, Inc.:
8.5% 4/15/19	1,235,000	1,373,938
9.125% 11/15/14	6,670,000	7,003,500
9.25% 11/15/16	8,519,000	9,200,520
9.625% 11/15/16 pay-in-kind (e)	5,401,000	5,880,339
9.875% 2/15/17	1,610,000	1,779,050
HealthSouth Corp.:
7.25% 10/1/18 (d)	2,095,000	2,129,044
7.75% 9/15/22 (d)	1,120,000	1,125,600
Mylan, Inc.:
7.625% 7/15/17 (c)	1,255,000	1,336,575
7.875% 7/15/20 (c)	2,055,000	2,209,125
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,235,000	9,425,472
7% 1/15/16	1,665,000	1,727,438
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,745,600
Valeant Pharmaceuticals International:
7.625% 3/15/20 (c)	1,955,000	2,482,850
8.375% 6/15/16	485,000	562,600
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	6,475,000	6,572,125
8% 2/1/18 (c)	2,690,000	2,730,350
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,248,000
6.5% 6/1/16	460,000	478,400
6.625% 10/15/14	2,835,000	2,948,400
		73,124,339
Homebuilding/Real Estate - 1.0%
KB Home 7.25% 6/15/18	4,185,000	3,944,363
Lennar Corp.:
5.6% 5/31/15	545,000	516,388
12.25% 6/1/17	1,650,000	1,947,000
Standard Pacific Corp.:
7% 8/15/15	1,070,000	1,016,500
8.375% 5/15/18	1,765,000	1,738,525
10.75% 9/15/16	2,405,000	2,621,450
		11,784,226
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - 0.6%
Host Hotels & Resorts LP 9% 5/15/17	$ 2,195,000	$ 2,430,963
Host Marriott LP 7.125% 11/1/13	4,790,000	4,861,850
		7,292,813
Leisure - 2.6%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,080,000	3,149,300
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	1,865,000	1,906,963
NCL Corp. Ltd. 11.75% 11/15/16	1,490,000	1,676,250
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,864,913
11.875% 7/15/15	1,440,000	1,735,200
yankee:
7% 6/15/13	3,985,000	4,189,231
7.25% 6/15/16	8,570,000	8,869,950
7.5% 10/15/27	2,660,000	2,500,400
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	1,678,970
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	1,245,000	1,283,906
10.875% 11/15/16	2,130,000	2,300,400
		31,155,483
Metals/Mining - 1.7%
Arch Coal, Inc.:
7.25% 10/1/20	545,000	572,250
8.75% 8/1/16	1,035,000	1,138,500
CONSOL Energy, Inc.:
8% 4/1/17 (c)	2,640,000	2,844,600
8.25% 4/1/20 (c)	1,760,000	1,918,400
Drummond Co., Inc. 9% 10/15/14 (c)	830,000	873,575
FMG Finance Property Ltd. 10% 9/1/13 (c)	3,100,000	3,472,000
Massey Energy Co. 6.875% 12/15/13	5,595,000	5,734,875
Severstal Columbus LLC 10.25% 2/15/18 (c)	4,340,000	4,557,000
		21,111,200
Paper - 0.6%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	2,790,000	2,866,725
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	1,495,000	1,506,213
11.5% 7/1/14	2,615,000	2,876,500
		7,249,438

	Principal Amount	Value
Publishing/Printing - 0.4%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	$ 3,595,000	$ 3,657,913
Visant Corp. 10% 10/1/17 (c)	1,625,000	1,706,250
		5,364,163
Services - 3.8%
ARAMARK Corp.:
3.9656% 2/1/15 (e)	7,820,000	7,125,975
8.5% 2/1/15	3,080,000	3,195,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	3,660,000	3,696,600
7.75% 5/15/16	2,430,000	2,381,400
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (c)	915,000	981,338
7.875% 7/15/20 (c)	1,220,000	1,320,650
FTI Consulting, Inc. 6.75% 10/1/20 (c)	3,100,000	3,123,250
Hertz Corp.:
7.5% 10/15/18 (c)	6,485,000	6,549,850
8.875% 1/1/14	3,460,000	3,537,850
10.5% 1/1/16	2,085,000	2,199,675
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	5,700,000	5,144,250
PHH Corp. 9.25% 3/1/16 (c)	1,940,000	2,017,600
Rural/Metro Corp. 12.75% 3/15/16	1,770,000	1,893,900
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(e)	3,000,000	3,187,500
		46,355,338
Shipping - 2.6%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	2,255,000	2,367,750
9.5% 12/15/14	4,737,000	4,831,740
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	410,875
8.125% 3/30/18	2,895,000	3,025,275
Ship Finance International Ltd. 8.5% 12/15/13	20,075,000	20,526,653
		31,162,293
Specialty Retailing - 0.4%
Sears Holdings Corp. 6.625% 10/15/18 (c)	3,565,000	3,565,000
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	830,000	935,825
		4,500,825
Steels - 1.1%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	3,210,000	2,860,913
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,155,000	3,170,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - continued
Steel Dynamics, Inc. 6.75% 4/1/15	$ 5,775,000	$ 5,861,625
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,728,900
		13,622,213
Super Retail - 1.2%
AutoNation, Inc. 6.75% 4/15/18	2,325,000	2,383,125
Intcomex, Inc. 13.25% 12/15/14 (c)	1,260,000	1,323,000
Netflix, Inc. 8.5% 11/15/17	2,140,000	2,383,318
QVC, Inc. 7.125% 4/15/17 (c)	1,470,000	1,528,800
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,195,000	1,177,075
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	3,575,000	3,789,500
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,475,000	1,504,500
		14,089,318
Technology - 5.0%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (c)	2,510,000	2,604,125
Amkor Technology, Inc. 7.375% 5/1/18 (c)	5,590,000	5,645,900
Avaya, Inc.:
9.75% 11/1/15	2,160,000	2,046,600
10.125% 11/1/15 pay-in-kind (e)	4,909,645	4,651,889
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (e)	3,145,979	3,138,114
9.25% 4/15/18 (c)	3,705,000	3,853,200
10.125% 12/15/16	5,800,000	5,278,000
Jabil Circuit, Inc.:
7.75% 7/15/16	2,385,000	2,614,556
8.25% 3/15/18	430,000	480,525
Lucent Technologies, Inc.:
6.45% 3/15/29	5,430,000	3,950,325
6.5% 1/15/28	4,915,000	3,551,088
Seagate HDD Cayman 6.875% 5/1/20 (c)	1,200,000	1,173,000
SunGard Data Systems, Inc. 10.25% 8/15/15	4,320,000	4,557,600
Terremark Worldwide, Inc. 12% 6/15/17	4,735,000	5,409,738
Viasystems, Inc. 12% 1/15/15 (c)	1,625,000	1,773,281
Xerox Capital Trust I 8% 2/1/27	9,405,000	9,568,374
		60,296,315
Telecommunications - 11.9%
Citizens Communications Co.:
7.875% 1/15/27	940,000	925,900

	Principal Amount	Value
9% 8/15/31	$ 4,215,000	$ 4,494,244
Cleveland Unlimited, Inc. 11.5% 12/15/10 (c)(e)	1,275,000	1,262,250
Cricket Communications, Inc.:
7.75% 5/15/16	1,915,000	2,034,688
9.375% 11/1/14	1,020,000	1,055,700
Digicel Group Ltd.:
8.25% 9/1/17 (c)	3,145,000	3,302,250
8.875% 1/15/15 (c)	5,750,000	5,850,625
9.125% 1/15/15 pay-in-kind (c)(e)	3,357,000	3,415,748
12% 4/1/14 (c)	1,430,000	1,651,650
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,930,288
Frontier Communications Corp.:
7.875% 4/15/15	1,760,000	1,892,000
8.125% 10/1/18	5,125,000	5,560,625
8.25% 5/1/14	1,945,000	2,129,775
8.25% 4/15/17	2,585,000	2,798,263
8.5% 4/15/20	880,000	957,000
Global Crossing Ltd. 12% 9/15/15	915,000	1,033,950
Intelsat Bermuda Ltd.:
11.25% 2/4/17	1,505,000	1,617,875
12% 2/4/17 pay-in-kind (e)	10,789,687	11,564,821
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	5,125,000	5,458,125
11.5% 6/15/16	1,883,000	2,047,763
Intelsat Jackson Holdings SA 7.25% 10/15/20 (c)	4,295,000	4,289,846
Intelsat Ltd.:
6.5% 11/1/13	7,705,000	7,627,950
7.625% 4/15/12	2,605,000	2,696,175
11.25% 6/15/16	680,000	739,500
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	585,000	602,550
8.875% 1/15/15	6,240,000	6,458,400
MetroPCS Wireless, Inc.:
7.875% 9/1/18	3,585,000	3,683,588
9.25% 11/1/14	1,755,000	1,838,363
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,870,525
6.875% 10/31/13	3,945,000	3,969,656
7.375% 8/1/15	6,745,000	6,778,725
NII Capital Corp.:
8.875% 12/15/19	4,365,000	4,736,025
10% 8/15/16	2,495,000	2,838,063
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	2,465,000	2,575,925
7.5% 2/15/14	900,000	918,000
8% 10/1/15	2,080,000	2,251,600
Qwest Corp. 3.5422% 6/15/13 (e)	385,000	402,325
Sprint Nextel Corp. 6% 12/1/16	4,895,000	4,833,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications 7.5% 6/15/23	$ 9,460,000	$ 9,507,300
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	4,510,000	5,051,200
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	5,169,786	5,368,607
		144,021,676
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	3,415,000	3,415,000
TOTAL NONCONVERTIBLE BONDS		1,070,501,075
TOTAL CORPORATE BONDS (Cost $1,009,820,847)		1,075,825,453
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0831% 4/25/21 (c)(e) (Cost $55,881)	90,004	59,502
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g) (Cost $1,974,627)	48,889	300,667
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,483,700
Nonconvertible Preferred Stocks - 0.3%
Diversified Financial Services - 0.3%
GMAC, Inc. 7.00% (c)	3,795	3,443,963
TOTAL PREFERRED STOCKS (Cost $5,759,772)		5,927,663
Floating Rate Loans - 4.8%
	Principal Amount	Value
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5073% 4/30/14 (e)	$ 2,960,109	$ 2,797,303
US Airways Group, Inc. term loan 2.7563% 3/23/14 (e)	4,295,000	3,725,913
		6,523,216
Automotive - 0.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1975% 12/27/14 (e)	3,655,302	3,198,389
Tranche C, term loan 2.1975% 12/27/15 (e)	2,459,721	2,139,957
		5,338,346
Broadcasting - 0.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5063% 9/29/14 (e)	5,729,043	5,048,720
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (e)	4,950,000	4,776,750
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	1,833,144	1,828,561
Tranche 2LN, term loan 10% 9/2/16 (e)	2,070,000	2,064,825
		3,893,386
Diversified Financial Services - 0.9%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (e)	4,195,000	4,263,169
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,955,113	4,014,439
Clear Channel Capital I LLC Tranche B, term loan 3.9063% 1/29/16 (e)	3,325,000	2,597,656
		10,875,264
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2894% 3/30/12 (e)	1,046,925	980,184
term loan 3.2894% 3/30/14 (e)	10,114,372	9,469,581
		10,449,765
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	925,000	984,015
Visant Corp. Tranche B, term loan 7% 12/22/16 (e)	1,540,000	1,547,700
		2,531,715
Technology - 0.2%
Avaya, Inc. term loan 3.0575% 10/24/14 (e)	2,292,159	2,037,156
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.5%
Asurion Corp. Tranche 2LN, term loan 6.7573% 7/3/15 (e)	$ 5,425,000	$ 5,133,678
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (e)	830,000	775,013
		5,908,691
TOTAL FLOATING RATE LOANS (Cost $56,110,601)		57,383,009
Money Market Funds - 4.9%
Shares
Fidelity Cash Central Fund, 0.25% (f) (Cost $59,726,595)	59,726,595	59,726,595
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,133,448,323)	1,199,222,889
NET OTHER ASSETS (LIABILITIES) - 1.0%	12,720,852
NET ASSETS - 100%	$ 1,211,943,741
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $342,634,110 or 28.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Accounting Firm, are available on the SEC's website or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,667 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 76,014
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 300,667	$ -	$ -	$ 300,667
Financials	3,443,963	-	3,443,963	-
Utilities	2,483,700	-	2,483,700	-
Corporate Bonds	1,075,825,453	-	1,075,825,453	-
Commercial Mortgage Securities	59,502	-	-	59,502
Floating Rate Loans	57,383,009	-	57,383,009	-
Money Market Funds	59,726,595	59,726,595	-	-
Total Investments in Securities:	$ 1,199,222,889	$ 59,726,595	$ 1,139,136,125	$ 360,169
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 431,931
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(66,237)
Cost of Purchases	-
Proceeds of Sales	(5,907)
Amortization/Accretion	382
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 360,169
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (66,237)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $1,126,153,443. Net unrealized appreciation aggregated $73,069,446, of which $84,171,203 related to appreciated investment securities and $11,101,757 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2010

1.808774.106

VIPOVRS-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.6%
AMP Ltd.	164,663	$ 813,366
Aristocrat Leisure Ltd.	2,371,900	8,093,574
Australia & New Zealand Banking Group Ltd.	161,823	3,704,173
BHP Billiton Ltd.	318,002	12,122,691
Newcrest Mining Ltd.	258,132	9,898,589
Rio Tinto Ltd.	24,301	1,803,370
Westfield Group unit	671,607	7,959,301
TOTAL AUSTRALIA		44,395,064
Austria - 0.5%
Wienerberger AG (a)	479,120	7,881,247
Bailiwick of Jersey - 1.3%
Informa PLC	1,288,973	8,482,357
WPP PLC	1,307,237	14,494,487
TOTAL BAILIWICK OF JERSEY		22,976,844
Belgium - 1.7%
Ageas	1,039,800	2,977,093
Anheuser-Busch InBev SA NV	399,264	23,488,984
Hamon & Compagnie International SA	73,974	2,723,116
TOTAL BELGIUM		29,189,193
Bermuda - 0.5%
GOME Electrical Appliances Holdings Ltd. (a)	14,016,000	4,227,019
Huabao International Holdings Ltd.	2,642,000	4,120,144
TOTAL BERMUDA		8,347,163
Brazil - 0.0%
Drogasil SA	22,000	561,155
Canada - 0.9%
Barrick Gold Corp.	73,000	3,374,143
Suncor Energy, Inc.	258,200	8,407,971
Yamana Gold, Inc.	288,100	3,284,970
TOTAL CANADA		15,067,084
Cayman Islands - 4.8%
Ajisen (China) Holdings Ltd.	3,868,000	6,081,918
Bosideng International Holdings Ltd.	26,702,000	11,597,595
China Dongxiang Group Co. Ltd.	4,578,000	2,631,509
China High Speed Transmission Equipment Group Co. Ltd.	1,771,000	3,843,748
China Shanshui Cement Group Ltd.	5,679,000	3,483,959
CNinsure, Inc. ADR (c)	171,000	3,996,270
Ctrip.com International Ltd. sponsored ADR (a)	102,100	4,875,275
Daphne International Holdings Ltd.	5,688,000	6,722,382
Hengdeli Holdings Ltd.	29,546,000	13,670,594
Little Sheep Group Ltd.	5,448,000	3,686,300
Natural Beauty Bio-Technology Ltd.	8,580,000	2,023,637
Peak Sport Products Co. Ltd. (c)	8,620,000	6,332,517

	Shares	Value
Shenguan Holdings Group Ltd.	4,170,000	$ 4,890,708
Silver Base Group Holdings Ltd.	15,546,000	8,094,579
TOTAL CAYMAN ISLANDS		81,930,991
China - 1.2%
Baidu.com, Inc. sponsored ADR (a)	161,000	16,521,820
Tencent Holdings Ltd.	165,900	3,626,323
TOTAL CHINA		20,148,143
Denmark - 2.7%
Carlsberg AS Series B	107,200	11,178,311
Danske Bank AS (a)	96,100	2,318,861
Novo Nordisk AS:
Series B	51,925	5,138,862
Series B sponsored ADR	236,100	23,241,684
William Demant Holding AS (a)	62,971	4,647,111
TOTAL DENMARK		46,524,829
France - 11.6%
Alstom SA	131,248	6,696,067
Atos Origin SA (a)	72,705	3,287,018
AXA SA	209,420	3,661,835
AXA SA sponsored ADR	158,600	2,756,468
BNP Paribas SA	223,399	15,890,053
Carrefour SA	130,903	7,034,519
Compagnie Generale de Geophysique SA (a)	406,700	8,922,609
Credit Agricole SA	315,700	4,934,827
Danone	206,912	12,377,305
Iliad Group SA	28,200	2,938,571
Ingenico SA	115,504	3,373,969
Ipsos SA	113,100	5,165,718
Laurent-Perrier Group	21,000	2,347,775
LVMH Moet Hennessy - Louis Vuitton	362,175	53,131,742
Sanofi-Aventis	45,238	3,011,635
Sanofi-Aventis sponsored ADR	515,600	17,143,700
Schneider Electric SA	101,394	12,857,756
Societe Generale Series A	180,737	10,411,111
Total SA	212,400	10,976,095
Total SA sponsored ADR	99,300	5,123,880
Vallourec SA	58,136	5,775,867
TOTAL FRANCE		197,818,520
Germany - 7.7%
Allianz AG	77,600	8,770,807
BASF AG	101,781	6,418,724
Bayerische Motoren Werke AG (BMW)	322,465	22,615,533
Deutsche Bank AG	91,246	4,994,231
Deutsche Bank AG (NY Shares)	33,900	1,862,127
Deutsche Boerse AG	163,020	10,878,588
Deutsche Lufthansa AG (a)	248,900	4,576,138
Deutsche Post AG	273,501	4,961,318
Deutsche Postbank AG (a)	60,800	2,069,467
Fresenius Medical Care AG & Co. KGaA	272,500	16,832,008
Common Stocks - continued
	Shares	Value
Germany - continued
Hugo Boss AG	66,900	$ 3,277,684
Kabel Deutschland Holding AG	115,800	4,594,358
Linde AG	69,387	9,032,621
MAN SE	64,363	7,016,691
Munich Re Group	23,549	3,262,041
Puma AG	17,183	5,669,407
SAP AG	154,842	7,660,184
SAP AG sponsored ADR (c)	129,900	6,405,369
Tom Tailor Holding AG	109,300	1,750,981
TOTAL GERMANY		132,648,277
Hong Kong - 3.3%
Cathay Pacific Airways Ltd.	3,065,000	8,315,279
China Unicom (Hong Kong) Ltd. sponsored ADR	785,600	11,438,336
Emperor Watch & Jewellery Ltd.	36,420,000	4,177,574
Hang Seng Bank Ltd.	131,600	1,935,244
Henderson Land Development Co. Ltd.	810,000	5,767,818
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	123,200	35,567
Hong Kong Exchanges and Clearing Ltd.	326,200	6,423,941
I.T Ltd.	5,436,000	3,720,217
Television Broadcasts Ltd.	1,358,000	7,753,499
Wharf Holdings Ltd.	1,050,000	6,752,803
TOTAL HONG KONG		56,320,278
Ireland - 1.0%
CRH PLC	554,756	9,148,206
Kingspan Group PLC (United Kingdom)	980,600	7,433,442
TOTAL IRELAND		16,581,648
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,700	3,149,175
Italy - 3.0%
Bulgari SpA	642,000	5,812,011
Intesa Sanpaolo SpA	3,187,500	10,353,958
Saipem SpA	558,496	22,371,502
Tod's SpA	43,100	4,092,223
UniCredit SpA	2,558,038	6,532,329
Unione di Banche Italiane SCpA	246,904	2,393,432
TOTAL ITALY		51,555,455
Japan - 16.8%
Aozora Bank Ltd.	1,825,000	2,689,822
Asahi Glass Co. Ltd.	421,000	4,293,889
Canon, Inc.	218,000	10,182,527
Canon, Inc. sponsored ADR	124,900	5,835,328
Denso Corp.	64,600	1,919,243
eAccess Ltd.	3,575	2,745,804
East Japan Railway Co.	43,300	2,616,271
Fanuc Ltd.	56,200	7,173,822

	Shares	Value
Fuji Media Holdings, Inc.	1,132	$ 1,442,073
Hoya Corp.	107,800	2,632,785
Japan Retail Fund Investment Corp.	3,506	4,943,124
Japan Tobacco, Inc.	916	3,052,351
JFE Holdings, Inc.	123,900	3,790,847
JSR Corp.	121,600	2,074,809
Keyence Corp.	30,200	6,586,019
Konica Minolta Holdings, Inc.	114,000	1,117,446
Mazda Motor Corp.	4,603,000	11,124,339
Mitsubishi Corp.	202,000	4,799,629
Mitsubishi Electric Corp.	1,084,000	9,340,829
Mitsubishi Estate Co. Ltd.	428,000	6,967,670
Mitsubishi UFJ Financial Group, Inc.	2,944,500	13,671,834
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	851,200	3,941,056
Mitsui & Co. Ltd.	393,600	5,852,767
Mizuho Financial Group, Inc.	1,836,800	2,664,560
Mizuho Financial Group, Inc. ADR	509,700	1,462,839
MS&AD Insurance Group Holdings, Inc.	141,900	3,265,476
Murata Manufacturing Co. Ltd.	64,300	3,400,190
Nintendo Co. Ltd.	17,100	4,289,158
NKSJ Holdings, Inc. (a)	380,000	2,381,134
Nomura Holdings, Inc.	1,041,300	5,009,963
NSK Ltd.	587,000	3,982,639
Omron Corp.	250,400	5,725,170
ORIX Corp.	110,910	8,489,333
Rakuten, Inc.	9,640	7,066,410
Ricoh Co. Ltd.	838,000	11,873,267
Shin-Etsu Chemical Co., Ltd.	121,400	5,924,332
Shiseido Co. Ltd.	130,500	2,931,871
SMC Corp.	66,100	8,725,371
SOFTBANK CORP.	522,300	17,090,937
Sony Corp.	128,400	3,964,157
Sony Corp. sponsored ADR (c)	34,500	1,066,740
Sumitomo Corp.	611,100	7,880,691
Sumitomo Mitsui Financial Group, Inc.	410,200	11,954,718
T&D Holdings, Inc.	186,650	3,896,057
Tokio Marine Holdings, Inc.	128,400	3,463,486
Tokyo Electron Ltd.	118,900	5,966,633
Toshiba Corp. (a)	1,336,000	6,461,299
Toyota Motor Corp.	412,300	14,777,998
Toyota Motor Corp. sponsored ADR (c)	142,800	10,221,624
Yahoo! Japan Corp.	12,647	4,370,449
TOTAL JAPAN		287,100,786
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	9,803	6,680,056
Luxembourg - 0.4%
ArcelorMittal SA Class A unit (c)	198,100	6,533,338
Netherlands - 1.7%
AEGON NV (a)	308,300	1,850,950
ASML Holding NV	146,200	4,346,526
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	574,784	$ 5,961,527
sponsored ADR (a)	174,500	1,795,605
Koninklijke Philips Electronics NV	346,416	10,901,169
Koninklijke Philips Electronics NV unit	138,500	4,337,820
TOTAL NETHERLANDS		29,193,597
Norway - 1.0%
Aker Solutions ASA	437,400	6,342,203
DnB NOR ASA	413,200	5,625,856
Sevan Marine ASA (a)	431,000	441,307
StatoilHydro ASA sponsored ADR (c)	206,500	4,332,370
TOTAL NORWAY		16,741,736
Singapore - 0.1%
United Overseas Bank Ltd.	174,112	2,424,914
South Africa - 3.0%
Aspen Pharmacare Holdings Ltd.	640,300	8,635,075
Clicks Group Ltd.	4,379,756	27,773,265
Mr. Price Group Ltd.	1,336,800	10,548,334
Nedbank Group Ltd.	175,200	3,707,246
TOTAL SOUTH AFRICA		50,663,920
Spain - 3.3%
Antena 3 Television SA	519,200	4,282,658
Banco Bilbao Vizcaya Argentaria SA	657,084	8,892,726
Banco Santander SA	1,338,097	16,985,348
Banco Santander SA sponsored ADR	124,500	1,576,170
EDP Renovaveis SA (a)	628,538	3,556,337
Inditex SA	41,545	3,300,556
NH Hoteles SA (a)(c)	901,900	4,082,440
Telefonica SA	540,906	13,427,367
TOTAL SPAIN		56,103,602
Sweden - 1.8%
Elekta AB (B Shares) (c)	527,200	19,088,411
H&M Hennes & Mauritz AB (B Shares)	180,318	6,531,477
Svenska Handelsbanken AB (A Shares)	98,900	3,241,877
Swedbank AB (A Shares) (a)	181,632	2,518,699
TOTAL SWEDEN		31,380,464
Switzerland - 6.0%
Compagnie Financiere Richemont SA Series A	492,401	23,711,630
Credit Suisse Group sponsored ADR	117,600	5,005,056
Credit Suisse Group (Reg.)	71,082	3,028,941
Julius Baer Group Ltd.	186,320	6,783,721
Kuehne & Nagel International AG	33,380	4,009,201
Swiss Reinsurance Co.	40,826	1,790,618
The Swatch Group AG (Bearer)	104,260	39,233,469
UBS AG (a)	447,317	7,617,451

	Shares	Value
UBS AG (NY Shares) (a)	300,443	$ 5,116,544
Zurich Financial Services AG	25,658	6,014,594
TOTAL SWITZERLAND		102,311,225
Taiwan - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	645,360	2,430,442
HTC Corp.	684,900	15,563,913
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	332,867	3,375,271
TOTAL TAIWAN		21,369,626
United Kingdom - 16.8%
Anglo American PLC:
ADR	238,400	4,737,008
(United Kingdom)	259,780	10,306,601
Aviva PLC	431,600	2,704,630
Barclays PLC	1,845,252	8,673,497
Barclays PLC Sponsored ADR	563,000	10,612,550
BG Group PLC	582,221	10,230,249
BHP Billiton PLC	706,682	22,538,551
BP PLC	1,586,406	10,854,650
BP PLC sponsored ADR	17,600	724,592
Burberry Group PLC	466,000	7,613,452
Centrica PLC	2,036,000	10,346,999
Great Portland Estates PLC	805,600	4,319,347
Hays PLC	1,754,300	3,116,943
Hikma Pharmaceuticals PLC	223,300	2,415,211
HSBC Holdings PLC:
(United Kingdom)	1,110,724	11,236,405
sponsored ADR	596,370	30,170,358
Imperial Tobacco Group PLC	387,432	11,545,831
InterContinental Hotel Group PLC	443,064	7,911,644
ITV PLC (a)	6,089,400	5,706,204
Johnson Matthey PLC	233,470	6,462,482
Legal & General Group PLC	1,128,633	1,835,082
Lloyds Banking Group PLC (a)	4,266,744	4,950,256
Lloyds Banking Group PLC sponsored ADR	549,500	2,533,195
Man Group PLC	1,135,453	3,908,174
Prudential PLC	879,018	8,784,191
Rio Tinto PLC	204,415	11,975,716
Rio Tinto PLC sponsored ADR	103,200	6,060,936
Royal Bank of Scotland Group PLC (a)	1,668,800	1,237,875
Royal Dutch Shell PLC:
Class A (United Kingdom)	281,700	8,479,002
Class B	178,888	5,226,460
Schroders PLC	297,000	6,709,307
Standard Chartered PLC (United Kingdom)	290,623	8,336,680
Sthree PLC	229,400	1,052,658
SuperGroup PLC	298,200	5,691,756
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	9,287,698	$ 22,916,796
Xstrata PLC	344,400	6,589,808
TOTAL UNITED KINGDOM		288,515,096
United States of America - 1.9%
Apple, Inc. (a)	17,100	4,852,125
Deckers Outdoor Corp. (a)	210,500	10,516,580
Google, Inc. Class A (a)	14,200	7,466,218
Philip Morris International, Inc.	86,700	4,856,934
Scientific Games Corp. Class A (a)	539,900	5,237,030
TOTAL UNITED STATES OF AMERICA		32,928,887
TOTAL COMMON STOCKS (Cost $1,462,940,216)		1,667,042,313
Nonconvertible Preferred Stocks - 2.2%

Germany - 2.2%
Hugo Boss AG (non-vtg.)	195,400	11,345,000
ProSiebenSat.1 Media AG	249,700	5,933,886
Volkswagen AG	172,747	20,850,874
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,785,007)		38,129,760
Money Market Funds - 2.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d) (Cost $40,650,025)	40,650,025	$ 40,650,025
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,532,375,248)	1,745,822,098
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(33,720,445)
NET ASSETS - 100%	$ 1,712,101,653
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,793
Fidelity Securities Lending Cash Central Fund	966,159
Total	$ 977,952
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 288,515,096	$ 172,209,055	$ 116,306,041	$ -
Japan	287,100,786	22,527,587	264,573,199	-
France	197,818,520	174,908,181	22,910,339	-
Germany	170,778,037	170,778,037	-	-
Switzerland	102,311,225	91,664,833	10,646,392	-
Cayman Islands	81,930,991	81,930,991	-	-
Hong Kong	56,320,278	56,320,278	-	-
Spain	56,103,602	16,798,161	39,305,441	-
Italy	51,555,455	51,555,455	-	-
Other	412,738,083	353,120,191	59,617,892	-
Money Market Funds	40,650,025	40,650,025	-	-
Total Investments in Securities:	$ 1,745,822,098	$ 1,232,462,794	$ 513,359,304	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $1,550,055,987. Net unrealized appreciation aggregated $195,766,111, of which $369,543,672 related to appreciated investment securities and $173,777,561 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2010

1.808786.106

VIPVAL-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
Modine Manufacturing Co. (a)	22,065	$ 286,183
Tenneco, Inc. (a)	11,700	338,949
		625,132
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	9,976	699,650
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	300	5,658
Starwood Hotels & Resorts Worldwide, Inc.	9,400	493,970
The Cheesecake Factory, Inc. (a)	10,300	272,641
WMS Industries, Inc. (a)	11,426	434,988
Wyndham Worldwide Corp.	14,896	409,193
		1,616,450
Household Durables - 4.1%
D.R. Horton, Inc.	125,734	1,398,162
Lennar Corp. Class A	58,100	893,578
PulteGroup, Inc. (a)	203,057	1,778,779
Stanley Black & Decker, Inc.	25,600	1,568,768
		5,639,287
Media - 2.7%
The Walt Disney Co.	47,034	1,557,296
Time Warner Cable, Inc.	13,500	728,865
Virgin Media, Inc.	59,600	1,371,992
		3,658,153
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	9,700	569,196
Best Buy Co., Inc.	10,700	436,881
Group 1 Automotive, Inc. (a)	4,600	137,448
O'Reilly Automotive, Inc. (a)	7,300	388,360
OfficeMax, Inc. (a)	18,500	242,165
TJX Companies, Inc.	6,400	285,632
		2,059,682
Textiles, Apparel & Luxury Goods - 1.4%
Phillips-Van Heusen Corp.	13,200	794,112
Polo Ralph Lauren Corp. Class A	6,980	627,223
VF Corp.	7,000	567,140
		1,988,475
TOTAL CONSUMER DISCRETIONARY		16,286,829
CONSUMER STAPLES - 7.7%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	4,200	247,089
The Coca-Cola Co.	14,500	848,540
		1,095,629
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	25,900	815,073
Kroger Co.	31,200	675,792

	Shares	Value
Susser Holdings Corp. (a)	12,320	$ 172,480
Wal-Mart Stores, Inc.	5,100	272,952
Whole Foods Market, Inc. (a)	10,400	385,944
		2,322,241
Household Products - 2.1%
Kimberly-Clark Corp.	10,400	676,520
Procter & Gamble Co.	36,900	2,212,893
		2,889,413
Personal Products - 0.3%
Avon Products, Inc.	15,189	487,719
Tobacco - 2.8%
Philip Morris International, Inc.	58,082	3,253,754
Reynolds American, Inc.	9,300	552,327
		3,806,081
TOTAL CONSUMER STAPLES		10,601,083
ENERGY - 10.6%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	11,168	475,757
Ensco International Ltd. ADR	18,900	845,397
Halliburton Co.	15,400	509,278
National Oilwell Varco, Inc.	23,300	1,036,151
Noble Corp.	23,400	790,686
Pride International, Inc. (a)	23,111	680,157
Weatherford International Ltd. (a)	28,900	494,190
		4,831,616
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	7,800	320,970
Apache Corp.	14,500	1,417,520
Chevron Corp.	47,100	3,817,455
Exxon Mobil Corp.	12,800	790,912
Frontier Oil Corp.	12,900	172,860
Marathon Oil Corp.	40,172	1,329,693
Pioneer Natural Resources Co.	13,953	907,364
Southwestern Energy Co. (a)	18,700	625,328
Sunoco, Inc.	9,200	335,800
		9,717,902
TOTAL ENERGY		14,549,518
FINANCIALS - 24.4%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	11,208	1,620,453
Morgan Stanley	75,260	1,857,417
		3,477,870
Commercial Banks - 6.2%
City National Corp.	6,000	318,420
Comerica, Inc.	7,400	274,910
Huntington Bancshares, Inc.	65,500	371,385
PNC Financial Services Group, Inc.	18,290	949,434
Regions Financial Corp.	44,720	325,114
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southwest Bancorp, Inc., Oklahoma	400	$ 5,188
SunTrust Banks, Inc.	17,900	462,357
SVB Financial Group (a)	9,442	399,585
U.S. Bancorp, Delaware	76,400	1,651,768
Wells Fargo & Co.	146,795	3,688,958
		8,447,119
Consumer Finance - 1.1%
American Express Co.	24,255	1,019,438
Discover Financial Services	28,439	474,363
		1,493,801
Diversified Financial Services - 7.0%
Bank of America Corp.	217,310	2,848,934
Citigroup, Inc. (a)	664,400	2,591,160
JPMorgan Chase & Co.	108,786	4,141,481
		9,581,575
Insurance - 3.7%
AFLAC, Inc.	10,514	543,679
Allstate Corp.	18,400	580,520
Assured Guaranty Ltd.	13,300	227,563
Delphi Financial Group, Inc. Class A	18,750	468,563
Hartford Financial Services Group, Inc.	9,200	211,140
Lincoln National Corp.	31,768	759,891
Loews Corp.	18,200	689,780
MetLife, Inc.	12,400	476,780
Unum Group	7,720	170,998
XL Capital Ltd. Class A	45,500	985,530
		5,114,444
Real Estate Investment Trusts - 2.0%
CBL & Associates Properties, Inc.	48,400	632,104
DiamondRock Hospitality Co.	45,254	429,460
Public Storage	4,100	397,864
Segro PLC	791	3,392
The Macerich Co.	29,263	1,256,846
		2,719,666
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	99,922	1,826,574
Jones Lang LaSalle, Inc.	8,500	733,295
		2,559,869
TOTAL FINANCIALS		33,394,344
HEALTH CARE - 11.5%
Biotechnology - 1.9%
Amgen, Inc. (a)	18,300	1,008,513
ARIAD Pharmaceuticals, Inc. (a)	42,100	160,822
BioMarin Pharmaceutical, Inc. (a)	7,900	176,565
Genzyme Corp. (a)	2,700	191,133
Gilead Sciences, Inc. (a)	11,900	423,759

	Shares	Value
Keryx Biopharmaceuticals, Inc. (a)	33,100	$ 159,211
Theravance, Inc. (a)	7,700	154,770
United Therapeutics Corp. (a)	5,000	280,050
ZIOPHARM Oncology, Inc. (a)	29,000	108,750
		2,663,573
Health Care Equipment & Supplies - 0.8%
Abiomed, Inc. (a)	14,200	150,662
AGA Medical Holdings, Inc.	10,900	152,164
Cooper Companies, Inc.	7,100	328,162
Edwards Lifesciences Corp. (a)	1,600	107,280
Stryker Corp.	2,600	130,130
Wright Medical Group, Inc. (a)	16,575	238,846
		1,107,244
Health Care Providers & Services - 1.3%
CIGNA Corp.	20,300	726,334
Fresenius Medical Care AG & Co. KGaA sponsored ADR	2,400	148,176
Medco Health Solutions, Inc. (a)	15,900	827,754
Sunrise Senior Living, Inc. (a)	32,200	110,446
		1,812,710
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,300	134,831
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	4,000	187,160
PAREXEL International Corp. (a)	13,400	309,942
PerkinElmer, Inc.	12,300	284,622
		781,724
Pharmaceuticals - 6.8%
Ardea Biosciences, Inc. (a)	11,300	259,900
Cadence Pharmaceuticals, Inc. (a)	15,447	128,982
Cardiome Pharma Corp. (a)	9,500	57,808
Johnson & Johnson	42,292	2,620,412
Merck & Co., Inc.	80,270	2,954,739
Pfizer, Inc.	149,104	2,560,116
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,300	490,575
Valeant Pharmaceuticals International, Inc.	8,700	219,456
		9,291,988
TOTAL HEALTH CARE		15,792,070
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.2%
DigitalGlobe, Inc. (a)	5,052	153,581
Precision Castparts Corp.	7,500	955,125
United Technologies Corp.	26,400	1,880,472
		2,989,178
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.5%
Southwest Airlines Co.	38,931	$ 508,828
UAL Corp. (a)	7,900	186,677
		695,505
Building Products - 0.2%
Owens Corning (a)	9,375	240,281
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	6,700	204,283
Schawk, Inc. Class A	4,100	75,686
The Geo Group, Inc. (a)	7,400	172,790
		452,759
Construction & Engineering - 0.1%
KBR, Inc.	8,602	211,953
Electrical Equipment - 0.8%
Regal-Beloit Corp.	18,600	1,091,634
Industrial Conglomerates - 1.6%
General Electric Co.	103,648	1,684,280
Textron, Inc.	22,900	470,824
		2,155,104
Machinery - 2.6%
Cummins, Inc.	15,481	1,402,269
Danaher Corp.	21,400	869,054
Gardner Denver, Inc.	9,100	488,488
SPX Corp.	5,600	354,368
Timken Co.	11,800	452,648
		3,566,827
Marine - 0.1%
Alexander & Baldwin, Inc.	2,200	76,648
Professional Services - 0.5%
Equifax, Inc.	9,300	290,160
Manpower, Inc.	7,908	412,798
		702,958
Road & Rail - 2.5%
Con-way, Inc.	8,603	266,607
CSX Corp.	23,000	1,272,360
Union Pacific Corp.	22,700	1,856,860
		3,395,827
TOTAL INDUSTRIALS		15,578,674
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.8%
Adtran, Inc.	13,000	458,900
Cisco Systems, Inc. (a)	52,285	1,145,042
Juniper Networks, Inc. (a)	14,164	429,877
QUALCOMM, Inc.	10,575	477,144
		2,510,963

	Shares	Value
Electronic Equipment & Components - 1.2%
Avnet, Inc. (a)	33,234	$ 897,650
Tyco Electronics Ltd.	24,500	715,890
		1,613,540
Internet Software & Services - 0.8%
eBay, Inc. (a)	27,300	666,120
Google, Inc. Class A (a)	800	420,632
		1,086,752
IT Services - 0.7%
MasterCard, Inc. Class A	4,221	945,504
Office Electronics - 0.2%
Xerox Corp.	30,359	314,216
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	76,956	547,157
ASML Holding NV	16,944	503,745
Avago Technologies Ltd. (a)	15,000	337,650
KLA-Tencor Corp.	9,100	320,593
Lam Research Corp. (a)	18,700	782,595
Marvell Technology Group Ltd. (a)	19,149	335,299
Micron Technology, Inc. (a)	44,854	323,397
Standard Microsystems Corp. (a)	14,654	334,258
		3,484,694
Software - 0.5%
AsiaInfo Holdings, Inc. (a)	400	7,892
BMC Software, Inc. (a)	7,800	315,744
Oracle Corp.	14,700	394,695
		718,331
TOTAL INFORMATION TECHNOLOGY		10,674,000
MATERIALS - 4.3%
Chemicals - 2.1%
Albemarle Corp.	16,026	750,177
CF Industries Holdings, Inc.	1,700	162,350
Clariant AG (Reg.) (a)	30,360	444,067
Praxair, Inc.	7,900	713,054
Solutia, Inc. (a)	42,791	685,512
Symrise AG	3,200	88,937
		2,844,097
Containers & Packaging - 0.4%
Ball Corp.	5,200	306,020
Owens-Illinois, Inc. (a)	7,412	207,981
		514,001
Metals & Mining - 0.8%
Carpenter Technology Corp.	8,900	300,019
Goldcorp, Inc.	5,200	225,944
Newcrest Mining Ltd.	7,393	283,499
Newmont Mining Corp.	3,914	245,838
		1,055,300
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 1.0%
Weyerhaeuser Co.	89,318	$ 1,407,652
TOTAL MATERIALS		5,821,050
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.8%
AboveNet, Inc. (a)	15,400	802,186
AT&T, Inc.	41,800	1,195,480
Cbeyond, Inc. (a)	30,600	392,598
China Unicom (Hong Kong) Ltd. sponsored ADR	14,600	212,576
Iliad Group SA	1,555	162,038
Qwest Communications International, Inc.	166,366	1,043,115
Verizon Communications, Inc.	40,634	1,324,262
		5,132,255
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	16,800	861,168
Leap Wireless International, Inc. (a)	300	3,705
SBA Communications Corp. Class A (a)	10,400	419,120
Sprint Nextel Corp. (a)	285,187	1,320,416
		2,604,409
TOTAL TELECOMMUNICATION SERVICES		7,736,664
UTILITIES - 3.3%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	29,229	1,058,967

	Shares	Value
FirstEnergy Corp.	24,800	$ 955,792
PPL Corp.	62,227	1,694,441
		3,709,200
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	63,808	794,410
TOTAL UTILITIES		4,503,610
TOTAL COMMON STOCKS (Cost $133,538,613)		134,937,842
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.25% (b) (Cost $1,997,811)	1,997,811	1,997,811
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $135,536,424)	136,935,653
NET OTHER ASSETS (LIABILITIES) - 0.0%	(64,303)
NET ASSETS - 100%	$ 136,871,350
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,244
Fidelity Securities Lending Cash Central Fund	5,256
Total	$ 9,500
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $136,472,618. Net unrealized appreciation aggregated $463,035, of which $12,071,250 related to appreciated investment securities and $11,608,215 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010